Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	May 31, 2024	May 09, 2024	Dec. 31, 2023	Nov. 30, 2023	Jul. 18, 2023	Nov. 30, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000	1,000,000		1,000,000
Common stock, par value	$ 0.0001			$ 0.0001
Common stock, shares authorized	499,000,000			499,000,000
Common stock shares, issued	1			1
Common stock shares, outstanding	1			1
Ordinary shares redemption price per share					$ 10.15
Preferred stock, shares issued		0			0		0
Preferred stock, shares outstanding		0			0		0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	479,000,000	479,000,000		479,000,000	479,000,000		479,000,000
Common stock shares, issued		532,500			532,500		532,500
Common stock shares, outstanding		532,500			532,500		532,500
Ordinary shares possible redemption		4,663,957	2,831,713		7,495,670	4,004,330	11,500,000
Ordinary shares redemption price per share		$ 11.49			$ 11.07		$ 10.27
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000		20,000,000	20,000,000		20,000,000
Common stock shares, issued		2,875,000			2,875,000		2,875,000
Common stock shares, outstanding		2,875,000			2,875,000		2,875,000